Debt	6 Months Ended
Jun. 30, 2023
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2023 published in the Official Gazette of the Federation on November 14, 2022, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 27,068,400 and an external net debt up to U.S.$142,200. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to June 30, 2023, PEMEX participated in the following financing activities:

•On January 6, 2023, Petróleos Mexicanos entered into a credit line amounting to U.S.$50,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in July 2023.
•On January 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in January 2024.
•On January 23, 2023, Petróleos Mexicanos amended the maturity and interest rate of a credit contract of U.S.$750,000, to an interest floating rate linked to 90-day SOFR plus 350 basis points plus and adjustment for the change in the reference to 26 basis points, maturing in July 2024.
•On January 27, 2023, Petróleos Mexicanos entered into a new revolving credit line for Ps. 4,000,000, bearing interest at a floating rate linked to 91-day TIIE plus 310 basis points, maturing in September 2023.
•On January 27, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 275 basis points, maturing in October 2023.
•On January 31, 2023, Petróleos Mexicanos issued U.S.$2,000,000 of its 10.00% Notes due 2033 under its U.S.$125,000,000 Medium-Term Notes Program, Series C. All debt securities under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
•On February 1, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 275 basis points, maturing in May 2023.

•On February 17, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$11,362 bearing interest at a floating rate linked to 30-day SOFR plus 175 basis points, maturing in February 2024.

•On February 22, 2023, Petróleos Mexicanos entered into a new revolving credit line for Ps. 5,000,000, in two tranches:

–Ps. 2,000,000, bearing interest at a floating rate linked to 91-day TIIE plus 320 basis points, maturing in July 2023.
–Ps. 3,000,000, bearing interest at a floating rate linked to 91-day TIIE plus 325 basis points, maturing in August 2023.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 200 basis points, maturing in August 2023.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.250,000 bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in February 2024.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 360 basis points, maturing in February 2024.

•On February 28, 2023, Petróleos Mexicanos entered into a new term loan credit facility for U.S.$150,000, bearing interest at a floating rate linked to 90-day SOFR plus 450 basis points, maturing in February 2025.

•On March 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$200,000 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 16, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$537,500 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 28, 2023, Petróleos Mexicanos obtained Ps.9,225,000 related to Monetization of Government Bonds, maturing in February 2024.

•On April 27, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 200 basis points, maturing in October 2023.
•On April 28, 2023, Petróleos Mexicanos withdrew Ps. 2,000,000 from a revolving credit line bearing interest at a floating rate linked to 91-day TIIE plus 350 basis points, maturing in September 2023.
•On May 15, 2023, Petróleos Mexicanos withdrew Ps. 2,000,000 from a revolving credit line bearing interest at a floating rate linked to 91-day TIIE plus 340 basis points, maturing in September 2023.
•On May 24, 2023, Petróleos Mexicanos entered into a credit line to Ps. 19,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 200 basis points, maturing in May 2024.
•On June 2, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 1,500,000 bearing interest at a floating rate linked to 28-day TIIE plus 240 basis points, maturing in September 2023.
•On June 15, 2023, Petróleos Mexicanos withdrew Ps. 2,500,000 from a revolving credit line bearing interest at a floating rate linked to 91-day TIIE plus 350 basis points, maturing in November 2023.
•On June 15, 2023, Petróleos Mexicanos withdrew Ps. 2,000,000 from a revolving credit line bearing interest at a floating rate linked to 91-day TIIE plus 350 basis points, maturing in October 2023.
•On June 28, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 240 basis points, maturing in September 2023.

As of June 30, 2023, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in credit lines in order to provide liquidity. As of June 30, 2023, the peso-denominated credit lines were fully drawn and U.S.$4,000 were available under U.S. dollar-denominated credit lines.
All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
As of December 31, 2022, the outstanding amount under PMI Trading's revolving credit line was U.S.$162,866. From January 1 to June 30, 2023, PMI Trading obtained U.S.$511,209 from its revolving credit line and repaid U.S.$541,555. As of June 30, 2023, the outstanding amount under this revolving credit line was U.S.$132,520 and the available amount was U.S.$92,480.
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2023 and 2022, which includes short and long-term debt:

	As of June 30,
	2023 (1)		2022 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
Loans obtained - financing institutions	431,659,853		555,341,258
Debt payments	(436,838,825)		(565,601,629)
Accrued interest (2)(3)	75,414,835		64,077,989
Interest paid	(75,009,928)		(67,056,203)
Foreign exchange	(200,072,975)		(76,258,744)
At the end of the period	Ps.	1,886,616,956	Ps.	2,160,198,565
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2023, includes Ps. 164,064 of premiums and awards amortizations; Ps. (984,320) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,310,414.
(3)During 2022, includes Ps. 212,540 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 5,314,601.

As of June 30, 2023 and 2022, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30, 2023	June 30, 2022
U.S. dollar	17.0720	19.9847
Japanese yen	0.1183	0.1466
Pounds sterling	21.5977	24.3531
Euro	18.6443	21.0219
Swiss francs	19.0535	20.8880